TRADING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Trading assets and liabilities [abstract]
TRADING ASSETS AND LIABILITIES

NOTE 8 – TRADING ASSETS AND LIABILITIES

Balances of trading asset and liabilities comprise the following as of December 31, 2021 and 2020:

			December 31,		December 31,
	Note	2021		2020
Trading assets
Debt securities	8.1	Ps.	4,741,287	Ps.	4,780,993
Equity securities	8.2		5,082,574		5,123,939
Derivative assets	8.3		1,162,909		1,133,924
		Ps.	10,986,770	Ps.	11,038,856

Trading liabilities
Derivative liabilities	8.3		1,049,910		1,452,574
		Ps.	1,049,910	Ps.	1,452,574
Total trading assets and liabilities net		Ps.	9,936,860	Ps.	9,586,282

8.1         Trading investments in debt securities

The following is the balance at December 31, 2021 and 2020.

	December 31,		December 31,
	2021		2020
Securities issued or secured by the Colombian Government	Ps.	2,757,952	Ps.	2,831,979
Securities issued or secured by other Colombian Government entities		249,510		187,295
Securities issued or secured by foreign Governments		213,863		201,312
Securities issued or secured by other financial entities		1,476,476		1,502,818
Securities issued or secured by non-financial sector entities		9,388		24,975
Others		34,098		32,614
Total trading debt securities	Ps.	4,741,287	Ps.	4,780,993

8.2          Trading investments in equity securities

The following is the balance as of December 31, 2021 and 2020.

	December 31,		December 31,
	2021		2020
In Colombian Pesos
Corporate stock	Ps.	6,404	Ps.	1,297
Investment funds (1)(2)		2,792,570		3,019,846
Pension and severance funds (3)		2,139,971		1,978,634
	Ps.	4,938,945	Ps.	4,999,777

In foreign currency
Corporate stock	Ps.	56,498	Ps.	42,649
Investment funds		87,131		81,513
	Ps.	143,629	Ps.	124,162
Total equity securities	Ps.	5,082,574	Ps.	5,123,939

(1)   Grupo Aval has restricted investment funds related to Concesionaria Nueva Vía al Mar Ps. 422,317 and Concesionaria Vial del Pacífico Ps. 11,462.

(2)   Includes investments in the private real estate fund Nexus as of December 31, 2021, Ps. 1,136,358 and as of December 31, 2020, Ps. 971,736.

(3)   Pursuant to Colombian rules, Porvenir S. A. is required to directly invest 1% of the total assets of these funds in mandatory severance and pension funds managed by Porvenir.

8.3          Trading derivatives assets and liabilities

Trading derivative assets and liabilities comprise the following as of December 31, 2021 and 2020.

	December 31, 2021				December 31, 2020
	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	788,768	Ps.	39,398	Ps.	83,935	Ps.	1,081,010
Foreign currency to sell		62,341		620,473		733,226		31,429
Debt securities to buy		—		92		—		—
Debt securities to sell		1,099		2,922		349		2,071
Subtotal	Ps.	852,208	Ps.	662,885	Ps.	817,510	Ps.	1,114,510
Swap
Cross currency		39,589		72,044		31,394		39,705
Interest rate		208,440		230,862		245,618		251,414
Subtotal	Ps.	248,029	Ps.	302,906	Ps.	277,012	Ps.	291,119
Futures contracts
Debt securities to buy		—		—		—		—
Index to buy		481		312		—		1,165
Index to sell		—		4,660		—		—
Subtotal	Ps.	481	Ps.	4,972	Ps.	—	Ps.	1,165
Options contracts
Foreign currency to buy		61,550		12,190		30,889		2,003
Foreign currency to sell		641		66,957		8,513		43,777
Subtotal		62,191		79,147		39,402		45,780
Total derivative assets and liabilities trading	Ps.	1,162,909	Ps.	1,049,910	Ps.	1,133,924	Ps.	1,452,574

Derivative instruments contracted by Grupo Aval or its subsidiaries are generally traded in either domestic financial markets or in over-the-counter international markets. Derivative instruments have a net favorable position (asset) or a net unfavorable position (liability) as a result of fluctuations in exchange rates, in interest rates or other variables relating to market conditions. As a result, the aggregate amount of fair values of the assets and liabilities in derivative instruments may vary significantly from time to time.